Note 20 - Segmented Information	12 Months Ended
Jan. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 20 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions. The following tables provide our revenue information by geographic location of customer and revenue type:

	January 31, 2016	January 31, 2015	January 31, 2014
Revenues
United States	96,300	73,810	69,905
Europe, Middle-East and Africa	68,451	72,900	62,531
Canada	12,572	15,187	14,388
Asia Pacific	7,670	8,963	4,470
	184,993	170,860	151,294

	January 31, 2016	January 31, 2015	January 31, 2014
Revenues
Services	176,288	159,050	137,795
Licenses	8,705	11,810	13,499
	184,993	170,860	151,294

Services revenues are composed of the following: (i) ongoing transactional and/or subscription fees for use of our services and products by our customers; (ii) professional services revenues from consulting, implementation and training services related to our services and products; (iii) maintenance and other related revenues, which include revenues associated with maintenance and support of our services and products; and (iv) hardware revenues. License revenues derive from licenses granted to our customers to use our software products.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangibles that are attributed to geographic areas.

	January 31, 2016	January 31, 2015
Total long-lived assets
United States	49,192	59,041
Europe, Middle-East and Africa	44,963	57,711
Canada	48,011	6,203
	142,166	122,955